NET LOSS PER SHARE (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator:
Numerator for basic loss from continuing operations per share		(1,018,547)	(559,150)	(1,443,182)
Numerator for basic loss from discontinued operations per share		(58,266)	(347,668)	(177,984)
Numerator for diluted loss from continuing operations per share		(1,018,547)	(559,150)	(1,443,182)
Numerator for diluted loss from discontinued operations per share		(58,266)	(347,668)	(177,984)
Denominator:
Denominator for basic and diluted loss per share weighted average ordinary shares outstanding (in shares)	417,841,426	417,841,426	163,942,809	145,659,940
Basic and diluted loss per share- continuing operations (in CNY per share)	$ (0.39)	(2.44)	(3.41)	(9.91)
Basic and diluted loss per share- discontinued operations (in CNY per share)	$ (0.02)	(0.14)	(2.12)	(1.22)